Consolidated Statements of Cash Flows - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) / income	$ 37,490	$ (3,383)	$ 221
Adjustments to reconcile net (loss) / income to net cash from operating activities:
Depreciation and amortization	1,903	9,713	9,078
Amortization of deferred dry-docking costs	0	3,717	285
Amortization of deferred finance costs and debt discounts	352	727	781
Amortization of fair value of above market time charter	308	0	0
Amortization of fair value of below market time charter	(146)	0	0
Stock based compensation	2,789	779	2,522
Loss on equity method investment	0	142	0
Loss on extinguishment of debt	593	151	68
Impairment loss	0	828	0
Gain on sale of vessels, net	(36,095)	(1,426)	(11,804)
Changes in operating assets and liabilities:
Accounts receivable trade	(660)	(1,185)	527
Inventories	87	(82)	(531)
Prepaid expenses	(990)	(55)	443
Other current assets	(3,207)	3,182	(478)
Due from related parties	0	142	(142)
Deferred charges, non-current	(58)	(6,580)	(5,519)
Trade accounts and other payables	(2,787)	(1,762)	(1,566)
Accrued liabilities	6,804	(4,979)	1,142
Other current liabilities	(130)	0	0
Due to related parties	595	2,467	(755)
Deferred revenue	1,027	868	(500)
Net cash provided by / (used in) operating activities	7,875	3,264	(6,228)
Cash flows from investing activities:
Vessels acquisitions and improvements	(80,832)	(249)	(81,748)
Advances for vessel acquisition from third parties	(12,688)	0	0
Lease prepayments and other initial direct costs	0	(8,288)	(14,890)
Equity method investment	0	(3,734)	0
Gross proceeds from sale of vessel	100,008	20,220	37,500
Net cash provided by / (used in) investing activities	6,488	7,949	(59,138)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	24,974	0	1,883
Due to related parties	0	4,411	0
Proceeds from issuance of preferred stock	10,000	0	0
Redemption of preferred stock	(10,500)	0	0
Dividends on preferred stock	(243)	0	0
Payments for repurchase of common stock	(6,003)	(469)	(673)
Proceeds from long-term debt and other financial liabilities	73,000	47,145	54,500
Payments of financing and stock issuance costs	(909)	(1,617)	(1,801)
Dividends paid	0	(2,643)	(9,364)
Payments of finance lease liabilities	0	(32,102)	(2,752)
Repayments of long-term debt and other financial liabilities	(34,750)	(33,677)	(31,858)
Net cash (used in) / provided by financing activities	55,569	(18,952)	9,935
Net (decrease) / increase in cash and cash equivalents and restricted cash	69,932	(7,739)	(55,431)
Cash and cash equivalents and restricted cash at beginning of period	0	14,501	69,932
Cash and cash equivalents and restricted cash at end of period	69,932	6,762	14,501
Cash paid during the period for:
Interest	1,741	7,599	6,335
Deposit	0	1,155	0
Noncash investing activities:
Vessel acquisition through spin-off	(18,500)	0	0
Vessels' improvements and acquisitions	0	(62)	(232)
Right-of use assets and initial direct costs	0	(20,221)	(34,792)
Noncash financing activities:
Dividends on common stock and participating non vested restricted stock awards declared but not paid (Note 11)	(7,373)	(663)	(652)
Long-term debt assumed through spin-off	4,950	0	0
Payments of financing and stock issuance stocks	$ (833)	$ 0	$ (194)